Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
Intangible Assets
	Cost	Accumulated	Net Book Value
		Amortization
Favorable lease terms December 31, 2014	$158,987	$(84,932)	$74,055
Additions	—	(18,716)	(18,716)
Write-off	(31,199)	31,199	—

Favorable lease terms December 31, 2015	$127,788	$(72,449)	$55,339
Additions	—	(15,861)	(15,861)
Accelerated amortization	(44,072)	23,546	(20,526)

Favorable lease terms December 31, 2016	$83,716	$(64,764)	$18,952

Amortization of Favorable Lease Terms
	Year Ended
	December 31,	December 31,	December 31,
	2016	2015	2014
Favorable lease terms	$(15,861)	$(18,716)	$(23,287)
Acceleration of favorable lease terms	(20,526)	—	(22,063)
Total	$(36,387)	$(18,716)	$(45,350)

Aggregate Amortizations of Intangible Assets

Year	Amount
2017	$ 10,871
2018	3,748
2019	1,166
2020	1,166
2021	1,166
2022 and thereafter	835

$ 18,952